Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Actual Capital Levels and Minimum Required Levels

The Company’s and Citizens’ actual capital levels and minimum required levels at December 31, 2014 and 2013 were as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2014
Total Capital to risk-weighted assets
Consolidated	$131,581	14.7%	$71,609	8.0%	n/a	n/a
Citizens	111,470	12.5	71,341	8.0	$89,176	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	120,334	13.4	35,921	4.0	n/a	n/a
Citizens	100,259	11.2	35,807	4.0	53,710	6.0
Tier I (Core) Capital to average assets
Consolidated	120,334	10.3	46,732	4.0	n/a	n/a
Citizens	100,259	8.6	46,632	4.0	58,290	5.0

2013
Total Capital to risk-weighted assets
Consolidated	$143,628	17.1%	$67,194	8.0%	n/a	n/a
Citizens	104,884	12.5	67,126	8.0	$83,907	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	133,041	15.8	33,681	4.0	n/a	n/a
Citizens	94,302	11.2	33,679	4.0	50,519	6.0
Tier I (Core) Capital to average assets
Consolidated	133,041	11.6	45,876	4.0	n/a	n/a
Citizens	94,302	8.3	45,447	4.0	56,808	5.0